Derivative Financial Instruments - Cash Flow Sensitivity (Detail) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023 TRY (₺)
Cash flow sensitivity analysis for variable rate instruments [line items]
Change in interest rate for sensitivity analysis	0.0100	0.0100
Change in foreign exchange for sensitivity analysis	10.00%	10.00%
Interest rate risk and currency risk | Derivative financial instruments
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate		₺ 125,025
Increase (decrease) in profit (loss) due to potential decrease in interest rate		204,869
Increase (decrease) in equity due to potential increase in interest rate		791,425
Increase (decrease) in equity due to potential decrease in interest rate		813,915
Interest rate risk and currency risk | Participating cross currency swap contracts
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate		(74,274)
Increase (decrease) in profit (loss) due to potential decrease in interest rate		18,587
Increase (decrease) in equity due to potential increase in interest rate		802,499
Increase (decrease) in equity due to potential decrease in interest rate		826,454
Interest rate risk and currency risk | Cross currency swap contracts
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate		199,299
Increase (decrease) in profit (loss) due to potential decrease in interest rate		186,282
Increase (decrease) in equity due to potential increase in interest rate		(11,074)
Increase (decrease) in equity due to potential decrease in interest rate		₺ (12,539)